Trade and Other Payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Payables [abstract]
Trade accounts payable	$ 13,576	$ 15,251
Refundable deposits to contractors	686	1,514
Payroll payable	13,894	10,755
Mining royalty	1,023	755
Value added tax payables	1,285	1,866
Interest payable	137	114
Due to related parties (note 17(a))		10
Other payables	411	354
Trade and other payables, subtotal	31,012	30,619
Deferred share units payable	5,094	4,992
Restricted share units payable	2,679	2,870
Performance share units payable	2,691	1,679
Current share units payable	10,464	9,541
Total trade and other payables	$ 41,476	$ 40,160